Income Taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Income taxes paid		$ 6,596
BVI [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Income taxes paid
United States [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Income taxes paid
PRC [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Income taxes paid		$ 6,596